Cover	Jun. 02, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 02, 2022
Entity Registrant Name	HYCROFT MINING HOLDING CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38387
Entity Tax Identification Number	82-2657796
Entity Address, Address Line One	4300 Water Canyon Road, Unit 1Winnemucca, Nevada
Entity Address, City or Town	Winnemucca,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89445
City Area Code	775
Local Phone Number	304-0260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001718405
Amendment Flag	false
Class A common stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HYMC
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	HYMCW
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	HYMCZ
Security Exchange Name	NASDAQ
Warrants to Purchase Common Stock Three
Document Information [Line Items]
Trading Symbol	HYMCL